As filed with the Securities and Exchange Commission on May 30, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21279

The Merger Fund VL
(Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York  10595
(Address of principal executive offices) (Zip code)

Roy Behren and Michael T. Shannon
100 Summit Lake Drive
Valhalla, New York  10595
(Name and address of agent for service)

Registrant's telephone number, including area code: 914-741-5600

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2013

Item 1. Schedule of Investments.

The Merger Fund VL
SCHEDULE OF INVESTMENTS
March 31, 2013
(Unaudited)

Shares		Value
COMMON STOCKS - 67.83%
	ADVERTISING - 1.70%
4,074	Arbitron, Inc. (d)	$190,948
1,524	Focus Media Holding Limited - ADR	40,859
700	Lamar Advertising Company Class A (a)(e)	34,027
		265,834
	AUTOMOBILE MANUFACTURERS - 1.63%
9,200	General Motors Co. (a)(e)	255,944
	BROADCASTING & CABLE TV - 3.60%
5,894	Astral Media, Inc. Class A (b)(d)	284,532
3,600	CBS Corporation - Class B (non-voting) (e)	168,084
1,100	CC Media Holdings, Inc. (a)	3,410
1,566	Discovery Communications, Inc. Class C (a)(d)	108,900
		564,926
	CABLE & SATELLITE TV - 4.11%
8,126	Comcast Corporation Special Class A (d)	321,952
6,592	Virgin Media, Inc. (f)	322,810
		644,762
	CASINOS & GAMING - 1.59%
9,897	WMS Industries, Inc. (b)(f)	249,503
	COAL & CONSUMABLE FUELS - 0.15%
8,722	Uranium One, Inc. (a)(b)(f)	24,041
	COMPUTER STORAGE & PERIPHERALS - 0.21%
3,331	Intermec, Inc. (a)	32,744
	CONSTRUCTION & ENGINEERING - 0.02%
549	Impregilo S.p.A. (b)(f)	2,816
	CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS - 0.49%
2,200	Navistar International Corporation (a)	76,054
	CONSUMER FINANCE - 0.89%
6,800	SLM Corporation (e)	139,264
	DEPARTMENT STORES - 1.47%
1,526,272	PCD Stores Group Ltd. (b)(f)	230,045
	DISTILLERS & VINTNERS - 1.22%
4,000	Constellation Brands, Inc. Class A (a)(e)	190,560
	DIVERSIFIED CHEMICALS - 0.94%
7,942	Huntsman Corporation (e)	147,642
	DIVERSIFIED METALS & MINING - 1.00%
4,700	Freeport-McMoRan Copper & Gold, Inc. (e)	155,570
1,276	Pilot Gold, Inc. (a)(b)	2,110
		157,680
	INDUSTRIAL CONGLOMERATES - 0.08%
400	Tyco International Ltd. (b)(e)	12,800
	INDUSTRIAL MACHINERY - 0.53%
161	Gardner Denver, Inc.	12,093
1,300	Ingersoll-Rand plc (b)(e)	71,513
		83,606
	INTEGRATED OIL & GAS - 5.25%
7,000	BP plc - ADR (e)	296,450
5,300	Hess Corporation (e)	379,533
2,300	Murphy Oil Corporation (e)	146,579
		822,562
	INTEGRATED TELECOMMUNICATION SERVICES - 2.45%
1,300	AT&T, Inc. (e)	47,697
5,100	CenturyLink, Inc. (e)	179,163
3,200	Verizon Communications, Inc. (e)	157,280
		384,140
	INTERNET RETAIL - 0.13%
269	Liberty Ventures (a)(e)	20,331
	MANAGED HEALTH CARE - 4.56%
15,201	Coventry Health Care, Inc. (d)	714,903
	MULTI-LINE INSURANCE - 2.95%
8,500	American International Group, Inc. (a)(e)	329,970
13,300	Genworth Financial, Inc. (a)(e)	133,000
		462,970
	MULTI-SECTOR HOLDINGS - 0.01%
58	Leucadia National Corporation	1,591
	OIL & GAS EXPLORATION & PRODUCTION - 3.59%
1,700	Anadarko Petroleum Corporation (e)	148,665
2,500	Berry Petroleum Company (e)	115,725
8,600	Chesapeake Energy Corporation (e)	175,526
7,500	McMoRan Exploration Company (a)(e)	122,625
		562,541
	OIL & GAS REFINING & MARKETING - 1.25%
4,300	Valero Energy Corporation (e)	195,607
	OIL & GAS STORAGE & TRANSPORTATION - 1.87%
2,893	Copano Energy LLC (d)	117,224
4,700	Williams Companies, Inc. (e)	176,062
		293,286
	PACKAGED FOODS & MEATS - 5.79%
14,400	Dean Foods Company (a)(e)	261,072
12,800	Dole Food Company, Inc. (a)(e)	139,520
7,002	H.J. Heinz Company (e)	506,035
		906,627
	PHARMACEUTICALS - 2.39%
300	Abbott Laboratories (e)	10,596
300	AbbVie, Inc. (e)	12,234
2,900	Eli Lilly & Company (e)	164,691
6,500	Pfizer, Inc. (e)	187,590
		375,111
	PUBLISHING - 1.50%
4,500	McGraw-Hill Companies, Inc. (e)	234,360
	REGIONAL BANKS - 3.34%
600	BB&T Corporation (e)	18,834
18,002	Citizens Republic Bancorp, Inc. (a)(e)	405,945
9,900	KeyCorp (e)	98,604
		523,383
	REINSURANCE - 0.16%
786	Alterra Capital Holdings Ltd. (b)	24,759
	SECURITY & ALARM SERVICES - 1.37%
5,500	Corrections Corporation of America (e)	214,885
	SEMICONDUCTOR EQUIPMENT - 2.52%
4,114	Cymer, Inc. (a)(d)	395,355
	SPECIALIZED FINANCE - 2.66%
10,773	NYSE Euronext (f)	416,269
	SPECIALTY STORES - 0.68%
9,100	OfficeMax, Inc. (e)	105,651
	THRIFTS & MORTGAGE FINANCE - 1.66%
30,035	Hudson City Bancorp, Inc. (f)	259,502
	WIRELESS TELECOMMUNICATION SERVICES - 4.07%
1,100	Clearwire Corporation Class A (a)	3,564
38,400	MetroPCS Communications, Inc. (a)(e)	418,560
34,838	Sprint Nextel Corporation (a)(e)	216,344
		638,468
	TOTAL COMMON STOCKS
	(Cost $9,792,586)	10,307,712

WARRANTS - 0.00%
668	Kinross Gold Corporation (a)(b)	125
	TOTAL WARRANTS
	(Cost $2,560)	125
Principal Amount
CORPORATE BONDS - 4.59%
	American Airlines, Inc.
$127,000	10.500%, 10/15/2012 (i)	151,447
128,000	7.500%, 3/15/2016 (Acquired 01/25/13 to 03/15/13, Cost $146,968) (h)(i)	147,520
	Dean Foods Company
7,000	9.750%, 12/15/2018	8,138
	Elan Corporation plc
56,000	6.250%, 10/15/2019 (Acquired 02/28/13 to 03/04/13, Cost $64,462) (b)(h)	65,660
	McMoRan Exploration Company
44,000	11.875%, 11/15/2014	46,640
	MetroPCS Wireless, Inc.
30,000	6.625%, 11/15/2020	31,463
	Sealy Mattress Company
4,000	10.875%, 4/15/2016 (Acquired 10/5/12, Cost $4,352) (h)	4,235
	Virgin Media Finance plc
26,000	5.250%, 2/15/2022 (b)	26,552
234,000	4.875%, 2/15/2022 (b)	238,095
	TOTAL CORPORATE BONDS
	(Cost $717,162)	719,750

PURCHASED PUT OPTIONS - 0.55%
Contracts (100 shares per contract)
	Abbott Laboratories
3	Expiration: May 2013, Exercise Price: $29.00	12
	AbbVie, Inc.
3	Expiration: May 2013, Exercise Price: $30.00	8
	American International Group, Inc.
17	Expiration: April 2013, Exercise Price: $32.00	34
16	Expiration: May 2013, Exercise Price: $30.00	96
52	Expiration: May 2013, Exercise Price: $31.00	390
	Anadarko Petroleum Corporation
2	Expiration: May 2013, Exercise Price: $62.50	20
2	Expiration: May 2013, Exercise Price: $65.00	25
9	Expiration: May 2013, Exercise Price: $72.50	338
4	Expiration: August 2013, Exercise Price: $60.00	132
	AT&T, Inc.
2	Expiration: April 2013, Exercise Price: $30.00	2
3	Expiration: June 2013, Exercise Price: $31.00	33
	BB&T Corporation
3	Expiration: June 2013, Exercise Price: $26.00	40
	Berry Petroleum Company
25	Expiration: April 2013, Exercise Price: $40.00	62
	BP plc - ADR
46	Expiration: April 2013, Exercise Price: $38.00	276
	CBS Corporation Class B (non-voting)
17	Expiration: June 2013, Exercise Price: $35.00	170
	CenturyLink, Inc.
51	Expiration: July 2013, Exercise Price: $29.00	1,148
	Chesapeake Energy Corporation
86	Expiration: April 2013, Exercise Price: $15.00	344
	Constellation Brands, Inc. Class A
4	Expiration: April 2013, Exercise Price: $35.00	120
8	Expiration: April 2013, Exercise Price: $37.50	320
	Corrections Corporation of America
4	Expiration: June 2013, Exercise Price: $28.00	210
18	Expiration: September 2013, Exercise Price: $28.00	585
	Dean Foods Company
94	Expiration: June 2013, Exercise Price: $12.00	235
50	Expiration: June 2013, Exercise Price: $14.00	625
	Dole Food Company, Inc.
34	Expiration: April 2013, Exercise Price: $9.00	170
94	Expiration: July 2013, Exercise Price: $8.00	940
	Eli Lilly & Company
15	Expiration: April 2013, Exercise Price: $44.00	22
9	Expiration: April 2013, Exercise Price: $49.00	23
	Financial Select Sector SPDR Fund
16	Expiration: April 2013, Exercise Price: $18.00	304
	Freeport-McMoRan Copper & Gold, Inc.
11	Expiration: June 2013, Exercise Price: $27.00	231
	General Motors Co.
46	Expiration: June 2013, Exercise Price: $20.00	506
12	Expiration: June 2013, Exercise Price: $21.00	132
10	Expiration: June 2013, Exercise Price: $22.00	150
24	Expiration: September 2013, Exercise Price: $21.00	792
	Genworth Financial, Inc.
133	Expiration: June 2013, Exercise Price: $4.00	266
	Hess Corporation
30	Expiration: May 2013, Exercise Price: $52.50	270
23	Expiration: May 2013, Exercise Price: $57.50	426
	Huntsman Corporation
67	Expiration: May 2013, Exercise Price: $12.00	168
21	Expiration: May 2013, Exercise Price: $13.00	157
10	Expiration: May 2013, Exercise Price: $15.00	125
13	Expiration: August 2013, Exercise Price: $14.00	357
	Ingersoll-Rand plc
13	Expiration: September 2013, Exercise Price: $40.00	520
	KeyCorp
99	Expiration: June 2013, Exercise Price: $7.00	99
	Lamar Advertising Company Class A
4	Expiration: July 2013, Exercise Price: $31.00	80
	Materials Select Sector SPDR Trust
3	Expiration: June 2013, Exercise Price: $41.00	708
	McGraw-Hill Companies, Inc.
6	Expiration: April 2013, Exercise Price: $38.00	30
9	Expiration: May 2013, Exercise Price: $35.00	45
17	Expiration: May 2013, Exercise Price: $37.50	170
	Merck & Co., Inc.
24	Expiration: April 2013, Exercise Price: $35.00	12
	Murphy Oil Corporation
6	Expiration: April 2013, Exercise Price: $45.00	15
10	Expiration: April 2013, Exercise Price: $50.00	25
5	Expiration: April 2013, Exercise Price: $55.00	12
	Navistar International Corporation
22	Expiration: April 2013, Exercise Price: $12.00	55
	News Corporation Class A
45	Expiration: April 2013, Exercise Price: $20.00	112
	OfficeMax, Inc.
67	Expiration: May 2013, Exercise Price: $9.00	168
24	Expiration: May 2013, Exercise Price: $10.00	240
	Pfizer, Inc.
2	Expiration: April 2013, Exercise Price: $22.00	2
32	Expiration: April 2013, Exercise Price: $24.00	48
	SLM Corporation
23	Expiration: April 2013, Exercise Price: $12.00	23
25	Expiration: April 2013, Exercise Price: $15.00	50
20	Expiration: July 2013, Exercise Price: $13.00	170
	SPDR S&P 500 ETF Trust
35	Expiration: May 2013, Exercise Price: $155.00	7,315
	Sprint Nextel Corporation
81	Expiration: August 2013, Exercise Price: $10.00	38,475
54	Expiration: January 2014, Exercise Price: $10.00	26,730
	Tyco International Ltd.
4	Expiration: April 2013, Exercise Price: $24.00	6
	Valero Energy Corporation
19	Expiration: June 2013, Exercise Price: $28.00	86
7	Expiration: June 2013, Exercise Price: $34.00	150
7	Expiration: June 2013, Exercise Price: $38.00	434
	Verizon Communications, Inc.
5	Expiration: July 2013, Exercise Price: $38.00	65
	Vivendi SA
38	Expiration: May 2013, Exercise Price: EUR 12.00	244
	Williams Companies, Inc.
47	Expiration: May 2013, Exercise Price: $28.00	188
	TOTAL PURCHASED PUT OPTIONS
	(Cost $145,351)	86,541

Shares
SHORT-TERM INVESTMENTS - 28.62%
	MONEY MARKET FUNDS - 28.62%
931,000	BlackRock Liquidity Funds TempFund Portfolio, 0.09% (c)(f)	931,000
931,000	Fidelity Institutional Government Portfolio, 0.01% (c)(g)	931,000
761,186	Fidelity Institutional Money Market Portfolio, 0.10% (c)(f)	761,186
931,000	Goldman Sachs Financial Square Money Market Fund, 0.10% (c)(g)	931,000
931,000	The Liquid Asset Portfolio, 0.11% (c)	931,000
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $4,485,186)	4,485,186
	TOTAL INVESTMENTS
	(Cost $15,142,845) - 101.59%	$15,599,314

ADR -	American Depository Receipt
ETF -	Exchange-Traded Fund
EUR -	Euro
plc -	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign security.
(c)	The rate quoted is the annualized seven-day yield as of March 31, 2013.
(d)	All or a portion of the shares have been committed as collateral for open securities sold short.
(e)	All or a portion of the shares have been committed as collateral for written option contracts.
(f)	All or a portion of the shares have been committed as collateral for swap contracts.
(g)	All or a portion of the shares have been committed as collateral for forward currency exchange contracts.
(h)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold
	in transactions exempt from registration normally to qualified institutional buyers. As of March 31, 2013, these securities represented 1.39% of total net assets.
(i)	Defaulted or other conditions exist and the security is not presently accruing income.

(j)	The cost basis of investments for federal income tax purposes at March 31, 2013 was as follows*:

Cost of investments	$15,191,989
Gross unrealized appreciation	987,457
Gross unrealized depreciation	(257,322)
Net unrealized appreciation	$730,135

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

(k)	Investment Valuation - Securities listed on the NASDAQ Global Market and the NASDAQ Global Select Market are valued at the NASDAQ Official Closing Price (“NOCP”).

Investments in registered investment companies are valued at the reported net asset value (“NAV”). Other listed securities are valued at the last sale price on the exchange on which such securities are primarily traded or, in the case of options, at the last sale price. The securities valued using quoted prices in active markets are classified as Level 1 investments. Securities not listed on an exchange, but for which market transaction prices are reported, are valued at the last sale price as of the close of the New York Stock Exchange. Non-exchange listed securities that do not trade on a particular day are valued at the mean of the closing bid and asked prices. These securities are classified as Level 2 investments. In pricing corporate bonds and other debt securities, that are not obligations of the U.S. Government or its agencies, the mean of the reported closing bid and ask prices is used. These securities are classified as Level 2 investments. When pricing options, if no sales are reported or if the last sale is outside the bid and asked parameters, the higher of the intrinsic value of the option or the mean between the last reported bid and asked prices will be used. Options for which there is an active market are classified as Level 1 investments, but options not listed on an exchange are classified as Level 2 investments. Investments in United States government securities (other than short-term securities) are valued at the mean of the quoted bid and asked prices in the over-the-counter market. Short-term debt investments are carried at amortized cost, which approximates market value. Money Market Funds are valued at the reported NAV.

The Adviser monitors and reviews the pricing of securities daily and makes determinations of fair value when such procedures call for judgment and analysis. Securities for which there are no market quotations readily available or such quotations are unreliable are valued at fair value as determined in good faith by the Adviser in accordance with procedures adopted by the Board of Trustees and under the supervision of the Board of Trustees. Fair valuation prices are reviewed on a day to day basis by a committee overseen by the Chief Compliance Officer. The factors for fair valuation the Adviser may consider include, among other things: fundamental analytical data; the nature and duration of restrictions on disposition; an evaluation of forces that influence the market in which the securities are purchased and sold; intrinsic value and public trading in similar securities of the issuer or comparable issuers. When fair-value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. Generally, the fair value of a security is the price that would be received for a security in an orderly transaction between market participants. These securities are generally classified as Level 2 or 3 depending on the priority of significant inputs. At March 31, 2013, fair valued securities in good faith represent 0.00% of net assets using the absolute value of swap contracts.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Fund as of March 31, 2013.
These assets and liabilities are measured on a recurring basis.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2013.

Investments at Fair Value	Level 1	Level 2	Level 3		Total
Assets
Common Stocks *	$10,307,712	$-	$-		$10,307,712
Warrants	125	-	-		125
Corporate Bonds	-	719,750	-		719,750
Purchased Put Options	86,297	244	-		86,541
Short-Term Investments	4,485,186	-	-		4,485,186
Forward Currency Exchange Contracts **	-	17,871	-		17,871

Liabilities
Common Stocks Sold Short	$2,024,266	$-	$-		$2,024,266
Written Option Contracts	758,343	6,627	-		764,970
Swap Contracts **	-	49,218	-	***	49,218
Forward Currency Exchange Contracts **	-	14,246	-		14,246

*	Please refer to the Schedule of Investments to view common stocks segregated by industry type.
**	Swap contracts and forward currency exchange contracts are valued at the net unrealized depreciation on the instrument.
***	Value is less than $0.50.

The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on computable securities, trading volume and maturity date. The Fund did not have transfers into or out of Level 1 or Level 2 during the period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments
Balance as of December 31, 2012	$1,190
Realized gain	1,105
Change in unrealized depreciation	(1,190)
Net sales	(1,105)
Balance as of March 31, 2013	$- ***

Significant unobservable valuation inputs developed by the Board of Directors for material Level 3 investments as of March 31, 2013, are as follows:

Description	Fair Value at March 31, 2013		Valuation Technique	Unobservable Input	Range
Swap Contracts	$-	***	Projected Final	Discount of Projected
			Distribution(1)	Distribution	0.00 - 0.00

*** Value is less than $0.50.

(1) This Level 3 security has completed its corporate action. The security is being kept open for the potential of an additional distribution, but due to the unpredictability of the distribution, the security is being priced conservatively at zero.

(l)	Disclosures about Derivative Instruments and Hedging Activities at March 31, 2013.

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities intended to improve financial reporting of derivative instruments.
Fair values of derivative instruments as of March 31, 2013 are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts:
Purchased Options	Schedule of Investments	$86,541	N/A	$-
Written Option Contracts	N/A	-	Schedule of Options Written	764,970
Swap Contracts	Schedule of Swap Contracts	-	Schedule of Swap Contracts	49,218
Foreign Exchange Contracts:
Forward Foreign Currency Exchange Contracts	Schedule of Forward Currency Exchange Contracts	17,871	Schedule of Forward Currency Exchange Contracts	14,246
Total		$104,412		$828,434

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Funds Services, LLC.

The Merger Fund VL
SCHEDULE OF SECURITIES SOLD SHORT
March 31, 2013
(Unaudited)

Shares		Value
4,916	Aetna, Inc.	$251,306
4,741	ASML Holding N.V. - ADR	322,435
8,126	Comcast Corporation Special Class A	341,373
1,566	Discovery Communications, Inc. Class A	123,307
168	Expedia, Inc.	10,082
24,662	FirstMerit Corporation	407,663
894	IntercontinentalExchange, Inc.	145,784
328	Kinder Morgan Energy Partners, L.P.	29,445
990	Kinder Morgan Management, LLC	86,971
602	Liberty Global, Inc. Class A	44,187
777	Liberty Global, Inc. Series C	53,326
1,737	M & T Bank Corporation	179,189
34	Markel Corporation	17,119
230	TripAdvisor, Inc.	12,079
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $1,697,315)	$2,024,266

ADR -	American Depository Receipt

The Merger Fund VL
SCHEDULE OF OPTIONS WRITTEN
March 31, 2013
(Unaudited)

Contracts (100 Shares per contract)	Value
CALL OPTIONS WRITTEN
	Abbott Laboratories
3	Expiration: May 2013, Exercise Price: $34.00	$477
	AbbVie, Inc.
3	Expiration: May 2013, Exercise Price: $35.00	1,734
	Aetna, Inc.
5	Expiration: April 2013, Exercise Price: $42.00	4,560
6	Expiration: April 2013, Exercise Price: $46.00	3,105
	American International Group, Inc.
17	Expiration: April 2013, Exercise Price: $37.00	3,468
16	Expiration: May 2013, Exercise Price: $35.00	6,768
52	Expiration: May 2013, Exercise Price: $36.00	17,420
	Anadarko Petroleum Corporation
2	Expiration: May 2013, Exercise Price: $72.50	3,050
2	Expiration: May 2013, Exercise Price: $75.00	2,665
9	Expiration: May 2013, Exercise Price: $80.00	7,785
4	Expiration: August 2013, Exercise Price: $72.50	6,650
	AT&T, Inc.
10	Expiration: April 2013, Exercise Price: $35.00	1,715
3	Expiration: June 2013, Exercise Price: $36.00	345
	BB&T Corporation
6	Expiration: June 2013, Exercise Price: $30.00	1,095
	Berry Petroleum Company
25	Expiration: April 2013, Exercise Price: $45.00	3,937
	BP plc - ADR
22	Expiration: April 2013, Exercise Price: $43.00	880
48	Expiration: April 2013, Exercise Price: $44.00	816
	CBS Corporation Class B (non-voting)
36	Expiration: June 2013, Exercise Price: $40.00	25,380
	CenturyLink, Inc.
51	Expiration: July 2013, Exercise Price: $34.00	9,690
	Chesapeake Energy Corporation
47	Expiration: April 2013, Exercise Price: $17.00	16,215
39	Expiration: April 2013, Exercise Price: $18.00	9,672
	Clearwire Corporation Class A
11	Expiration: June 2013, Exercise Price: $3.00	330
	Constellation Brands, Inc. Class A
36	Expiration: July 2013, Exercise Price: $45.00	19,620
	Corrections Corporation of America
23	Expiration: June 2013, Exercise Price: $34.00	11,730
4	Expiration: June 2013, Exercise Price: $35.00	1,628
28	Expiration: September 2013, Exercise Price: $37.00	8,820
	Dean Foods Company
36	Expiration: June 2013, Exercise Price: $15.00	12,060
58	Expiration: June 2013, Exercise Price: $16.00	14,500
50	Expiration: June 2013, Exercise Price: $17.00	8,750
	Dole Food Company, Inc.
23	Expiration: April 2013, Exercise Price: $10.00	2,070
11	Expiration: April 2013, Exercise Price: $11.00	220
94	Expiration: July 2013, Exercise Price: $10.00	12,220
	Eli Lilly & Company
29	Expiration: April 2013, Exercise Price: $52.50	12,615
	Freeport-McMoRan Copper & Gold, Inc.
32	Expiration: May 2013, Exercise Price: $31.00	7,904
15	Expiration: June 2013, Exercise Price: $31.00	4,095
	General Motors Co.
14	Expiration: June 2013, Exercise Price: $25.00	4,550
32	Expiration: June 2013, Exercise Price: $26.00	8,000
10	Expiration: June 2013, Exercise Price: $27.00	1,840
12	Expiration: June 2013, Exercise Price: $29.00	1,044
24	Expiration: September 2013, Exercise Price: $27.00	6,204
	Genworth Financial, Inc.
133	Expiration: June 2013, Exercise Price: $8.00	29,194
	H.J. Heinz Company
63	Expiration: June 2013, Exercise Price: $75.00	630
7	Expiration: September 2013, Exercise Price: $75.00	105
	Hess Corporation
53	Expiration: May 2013, Exercise Price: $65.00	39,882
	Huntsman Corporation
28	Expiration: May 2013, Exercise Price: $16.00	7,910
21	Expiration: May 2013, Exercise Price: $17.00	4,200
10	Expiration: May 2013, Exercise Price: $18.00	1,350
13	Expiration: August 2013, Exercise Price: $18.00	2,535
	Ingersoll-Rand plc
13	Expiration: September 2013, Exercise Price: $52.50	6,435
	IntercontinentalExchange, Inc.
8	Expiration: June 2013, Exercise Price: $110.00	42,456
1	Expiration: June 2013, Exercise Price: $120.00	4,307
	KeyCorp
99	Expiration: June 2013, Exercise Price: $9.00	10,544
	Lamar Advertising Company Class A
7	Expiration: July 2013, Exercise Price: $37.00	8,680
	Liberty Global, Inc. Class A
6	Expiration: July 2013, Exercise Price: $55.00	11,040
10	Expiration: July 2013, Exercise Price: $60.00	14,000
	M & T Bank Corporation
8	Expiration: April 2013, Exercise Price: $95.00	6,528
	McGraw-Hill Companies, Inc.
6	Expiration: April 2013, Exercise Price: $43.00	5,448
26	Expiration: May 2013, Exercise Price: $40.00	31,460
13	Expiration: May 2013, Exercise Price: $42.50	12,740
	McMoRan Exploration Co.
75	Expiration: May 2013, Exercise Price: $16.00	4,050
	MetroPCS Communications, Inc.
75	Expiration: May 2013, Exercise Price: $9.00	15,263
242	Expiration: May 2013, Exercise Price: $10.00	30,250
67	Expiration: August 2013, Exercise Price: $10.00	10,050
	Murphy Oil Corporation
6	Expiration: April 2013, Exercise Price: $55.00	5,238
5	Expiration: April 2013, Exercise Price: $57.50	3,150
12	Expiration: April 2013, Exercise Price: $60.00	4,680
	Navistar International Corporation
22	Expiration: April 2013, Exercise Price: $16.00	40,854
	OfficeMax, Inc.
67	Expiration: August 2013, Exercise Price: $11.00	8,710
24	Expiration: August 2013, Exercise Price: $12.00	1,800
	Pfizer, Inc.
2	Expiration: April 2013, Exercise Price: $26.00	572
32	Expiration: April 2013, Exercise Price: $27.00	6,000
31	Expiration: June 2013, Exercise Price: $27.00	6,355
	SLM Corporation
23	Expiration: April 2013, Exercise Price: $16.00	10,304
25	Expiration: April 2013, Exercise Price: $17.00	8,750
20	Expiration: July 2013, Exercise Price: $18.00	5,390
	Sprint Nextel Corporation
53	Expiration: May 2013, Exercise Price: $5.50	3,790
	TNT Express NV
62	Expiration: April 2013, Exercise Price: EUR 5.60 (a)	1,589
	Tyco International Ltd.
4	Expiration: April 2013, Exercise Price: $29.00	1,230
	Valero Energy Corporation
29	Expiration: June 2013, Exercise Price: $32.00	39,657
7	Expiration: June 2013, Exercise Price: $39.00	5,005
7	Expiration: June 2013, Exercise Price: $42.00	3,430
	Verizon Communications, Inc.
16	Expiration: July 2013, Exercise Price: $42.00	11,440
4	Expiration: July 2013, Exercise Price: $43.00	2,460
12	Expiration: July 2013, Exercise Price: $45.00	4,980
	Vivendi SA
38	Expiration: May 2013, Exercise Price: EUR 16.00 (a)	3,458
	Williams Companies, Inc.
47	Expiration: May 2013, Exercise Price: $34.00	17,743
	Xstrata plc
8	Expiration: April 2013, Exercise Price: GBP 11.00 (a)(b)	1,580
		762,849
PUT OPTIONS WRITTEN
	SPDR S&P 500 ETF Trust
22	Expiration: May 2013, Exercise Price: $148.00	1,716
	Sprint Nextel Corporation
27	Expiration: January 2014, Exercise Price: $4.00	405
		2,121
	TOTAL OPTIONS WRITTEN
	(Premiums received $520,088)	$764,970

ADR -	American Depository Receipt
ETF -	Exchange-Traded Fund
EUR -	Euro
GBP -	British Pound
plc -	Public Limited Company
(a)	Level 2 Security. Please see footnote (k) on the schedule of investments for more information.
(b)	1000 shares per contract.

The Merger Fund VL
SCHEDULE OF FORWARD CURRENCY EXCHANGE CONTRACTS*
March 31, 2013
(Unaudited)

Settlement Date	Currency to be Delivered		U.S. $ Value at March 31, 2013	Currency to be Received		U.S. $ Value at March 31, 2013	Unrealized Appreciation (Depreciation)
5/8/2013	259,764	Australian Dollars	$269,618	267,321	U.S. Dollars	$267,321	$(2,297)
5/8/2013	4,025	U.S. Dollars	4,025	3,925	Australian Dollars	4,074	49
6/26/2013	22,596	Australian Dollars	23,366	23,349	U.S. Dollars	23,349	(17)
7/10/2013	135,889	Australian Dollars	140,369	139,311	U.S. Dollars	139,311	(1,058)
4/12/2013	223,837	British Pounds	340,081	334,151	U.S. Dollars	334,151	(5,930)
4/25/2013	88,000	British Pounds	133,691	132,778	U.S. Dollars	132,778	(913)
6/12/2013	293,620	Canadian Dollars	288,536	286,659	U.S. Dollars	286,659	(1,877)
6/13/2013	52,043	Canadian Dollars	51,141	50,756	U.S. Dollars	50,756	(385)
6/20/2013	3,828	Canadian Dollars	3,761	3,749	U.S. Dollars	3,749	(12)
4/25/2013	27,856	Euros	35,714	36,593	U.S. Dollars	36,593	879
4/26/2013	103,321	Euros	132,467	134,499	U.S. Dollars	134,499	2,032
4/26/2013	89,849	U.S. Dollars	89,849	68,800	Euros	88,208	(1,641)
5/22/2013	60,800	Euros	77,966	78,174	U.S. Dollars	78,174	208
8/21/2013	1,862,052	Hong Kong Dollars	240,035	240,125	U.S. Dollars	240,125	90
4/15/2013	10,947,000	Japanese Yen	116,304	130,917	U.S. Dollars	130,917	14,613
4/15/2013	116,345	U.S. Dollars	116,345	10,947,000	Japanese Yen	116,304	(41)
5/15/2013	16,960	Malaysian Ringgit	5,459	5,384	U.S. Dollars	5,384	(75)
			$2,068,727			$2,072,352	$3,625

*JPMorgan Chase & Co. Inc. is the counterparty for all open forward currency exchange contracts held by the Fund as of March 31, 2013.

The Merger Fund VL
SCHEDULE OF SWAP CONTRACTS
March 31, 2013
(Unaudited)

Termination Date	Security	Shares	Notional	Unrealized Appreciation (Depreciation)*	Counterparty
LONG SWAP CONTRACTS
7/12/2013	Aegis Group plc	93,265	$338,324	$(6,209)	JPMorgan Chase & Co. Inc.
9/19/2013	Australian Infrastructure Fund	79,453	253,164	(2,725)	JPMorgan Chase & Co. Inc.
5/1/2013	Charter Hall Office REIT Contingent Consideration (a)	5,700	-	- **	JPMorgan Chase & Co. Inc.
11/20/2013	CNH Global N.V.	2,457	101,228	(16,033)	Merrill Lynch & Co. Inc.
11/29/2013	GrainCorp Ltd.	11,565	142,084	(2,882)	JPMorgan Chase & Co. Inc.
8/31/2013	Grupo Modelo, S.A. de C.V.	26,913	244,400	2,120	JPMorgan Chase & Co. Inc.
10/18/2013	Hillgrove Resources Ltd.	113,277	11,361	859	JPMorgan Chase & Co. Inc.
2/21/2014	Impregilo S.p.A.	6,415	32,776	(805)	JPMorgan Chase & Co. Inc.
3/18/2014	MISC Berhad	3,200	5,510	230	JPMorgan Chase & Co. Inc.
5/16/2013	TNT Express NV	6,200	44,712	(23,309)	JPMorgan Chase & Co. Inc.
3/19/2014	Uranium One, Inc.	9,475	26,101	583	Merrill Lynch & Co. Inc.
3/26/2014	Videndi SA	3,800	77,951	(817)	JPMorgan Chase & Co. Inc.
3/20/2014	Xstrata plc	100	1,628	(133)	The Goldman Sachs Group, Inc.
9/7/2013	Xstrata plc	30,169	491,293	(19,568)	JPMorgan Chase & Co. Inc.

SHORT SWAP CONTRACTS
11/20/2013	Fiat Industrial S.p.A	(9,405)	(106,315)	(5,296)	Merrill Lynch & Co. Inc.
3/20/2014	Glencore International plc	(280)	(1,514)	123	The Goldman Sachs Group, Inc.
4/10/2013	Glencore International plc	(67,673)	(365,877)	24,644	JPMorgan Chase & Co. Inc.
				$(49,218)
plc -	Public Limited Company
REIT -	Real Estate Investment Trust
*	Based on the net value of each broker, unrealized appreciation is a receivable and unrealized depreciation is a payable.
**	Value is less than $0.50.
(a)	Security fair valued by the Adviser in good faith in accordance with the policies adopted by the Board of Trustees.

Item 2. Controls and Procedures.

(a)
The Registrant’s Co-Presidents/Principal Executive Officers and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) as of a date within 90 days of the filing date of the report as required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).  Based on their review, such officers have concluded that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Merger Fund VL

By (Signature and Title) /s/ Michael T. Shannon
                                                 Michael T. Shannon, Co-President

Date           5/22/2013

By (Signature and Title) /s/ Roy Behren
                                                 Roy Behren, Co-President and Treasurer

Date           5/22/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Michael T. Shannon
                                                   Michael T. Shannon, Co-President

Date           5/22/2013

By (Signature and Title)* /s/ Roy Behren
                                                   Roy Behren, Co-President and Treasurer

Date           5/22/2013

* Print the name and title of each signing officer under his or her signature.